Schedule IV - Summary of Reinsurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 16,723	€ 17,856	€ 21,174
Ceded to other companies	2,434	2,663	3,431
Assumed from other companies	1,415	1,459	1,653
Net amount	€ 15,704	€ 16,653	€ 19,395
% of amount assumed to net	9.00%	9.00%	9.00%
Life insurance in force [member]
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 955,451	€ 874,423	€ 863,686
Ceded to other companies	699,005	708,242	709,326
Assumed from other companies	480,723	512,735	525,201
Net amount	€ 737,170	€ 678,915	€ 679,561
% of amount assumed to net	65.00%	76.00%	77.00%
Life insurance [member]
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 14,524	€ 15,526	€ 18,324
Ceded to other companies	2,276	2,500	3,214
Assumed from other companies	1,402	1,443	1,628
Net amount	€ 13,650	€ 14,470	€ 16,738
% of amount assumed to net	10.00%	10.00%	10.00%
Non-life insurance [member]
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 2,199	€ 2,330	€ 2,849
Ceded to other companies	158	163	217
Assumed from other companies	13	16	25
Net amount	€ 2,055	€ 2,183	€ 2,657
% of amount assumed to net	1.00%	1.00%	1.00%